Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Adaptiv™ Select ETF
Shareholder Report [Line Items]
Fund Name	Adaptiv™ Select ETF
Class Name	Adaptiv™ Select ETF
Trading Symbol	ADPV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Adaptiv™ Select ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.adpvetf.com/investor-materials. You can also request this information by contacting us at 1-833-753-3825.
Additional Information Phone Number	1-833-753-3825
Additional Information Website	https://www.adpvetf.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adaptiv™ Select ETF	$116	1.00%
[1]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Adaptiv Select’s results for the reporting period were driven by the adviser’s systematic trend-following and momentum process. The strategy maintains equity exposure when the broad-market trend filter is positive and moves to cash when the filter turns negative, with weekly re-ranking guiding security selection and routine turnover.
From November 2024 through mid-March 2025 the trend filter remained positive and the Fund stayed fully invested using its proprietary stock selection method. On March 14, 2025, the filter turned negative; the Fund shifted to cash and thereby avoided the broad market drawdown that unfolded during the Late March / Early April 2025 broad market correction. The Adaptiv Select trend filter turned positive again on May 17, 2025, prompting a return to equities. The Fund has remained invested since, participating in the subsequent uptrend through October 31, 2025. Throughout, portfolio changes reflected the model’s regular re-ranking and risk controls, allowing the strategy to participate in much of the broad market uptrend during the reporting period and mitigating the depths of the broad market correction in March/April 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/03/2022)
Adaptiv™ Select ETF NAV	32.71	20.63
S&P 500 TR	21.45	24.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.adpvetf.com/investor-materials for more recent performance information.
Net Assets	$ 165,502,663
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 1,233,120
Investment Company Portfolio Turnover	299.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$165,502,663
Number of Holdings	26
Net Advisory Fee	$1,233,120
Portfolio Turnover	299%
30-Day SEC Yield	-0.08%
30-Day SEC Yield Unsubsidized	-0.08%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of net assets)
MP Materials Corp.	9.2%
SoFi Technologies, Inc.	6.7%
Robinhood Markets, Inc.	6.6%
Rocket Lab Corp.	5.8%
XP, Inc.	4.6%
AST SpaceMobile, Inc.	4.6%
Warner Bros Discovery, Inc.	4.6%
Ford Motor Co.	4.2%
Tapestry, Inc.	4.1%
Anglogold Ashanti PLC	3.7%

Industry	(% of net assets)
All Other Business Support Services	14.3%
Support Activities for Metal Mining	12.2%
Investment Banking and Securities Intermediation	11.3%
Miscellaneous Intermediation	9.7%
Gold Ore and Silver Ore Mining	6.7%
Natural Gas Distribution	6.0%
Guided Missile and Space Vehicle Manufacturing	5.8%
All Other Telecommunications	4.6%
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers	4.6%
Cash & Other	24.8%

Updated Prospectus Web Address	https://www.adpvetf.com/investor-materials

[1]
*	Annualized